Loans - Loans Modified in a TDR (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) contract
Financing Receivable, Troubled Debt Restructuring [Line Items]
Accrual	$ 61,474
Non-accrual	12,699
Commercial loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Accrual	796
Non-accrual	0
Commercial real estate loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Accrual	1,503
Non-accrual	$ 2,357
Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	6
Pre-modification recorded loans	$ 2,836
Modification: interest capitalization	425
Post- modification recorded loans	3,261
Accrual	59,175
Non-accrual	$ 10,342